Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Oct. 06, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Federal depository insurance coverage	$ 250,000
Offering costs charged to APIC	800,877
Underwriter discounts charged to APIC	44,924,550
Transaction costs allocable to warrant liability	2,344,508
Unrecognized tax benefits	0	$ 0				$ 0
Class A ordinary shares subject to redemption	816,810,000		$ 816,810,000	$ 816,810,000	$ 816,810,000
Amounts accrued for the payment of interest and penalties	$ 0					$ 0
Class A Ordinary Shares
Summary of Significant Accounting Policies
Class A ordinary shares subject to redemption		$ 816,810,000
Share subject to possible redemption (in shares)	81,681,000	81,681,000